Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 29, 2023	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.
Year	SCT Total Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average SCT Total Compensation for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Total Shareholder Return (Value of initial fixed $100 investment) (3)	Peer Group Total Shareholder Return (Value of initial fixed $100 investment) (3) (4)	Net Income ($M)	Adjusted EBITDA ($M) (5)
2023	$9,603,683	$7,164,886	$2,799,775	$1,850,500	$118.02	$257.98	($47.3)	$860.3
2022	$9,640,917	$6,253,204	$3,575,026	$2,490,855	$133.00	$190.15	$33.9	$780.6
2021	$9,122,897	$18,004,904	$3,501,026	$6,340,351	$143.83	$180.06	$330.7	$939.1
2020	$8,842,829	$6,849,082	$3,180,455	$2,432,921	$106.27	$123.62	$322.7	$799.9
(1)
The CEO for each of 2020, 2021, 2022 and 2023 was Jose R. Mas. The Other NEOs for each of 2020, 2021 and 2022 were Robert Apple, George Pita (CFO), and Alberto de Cardenas. The Other NEOs for 2023 were Robert E. Apple, Paul DiMarco (CFO), George Pita (who retired as CFO during 2023) and Alberto de Cardenas.

(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT
Adjustments to SCT	2023	2022	2021	2020
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$7,000,000	$7,000,000	$5,500,000	$5,350,000
Included: Change in fair value of current year equity for our CEO	$6,136,122	$6,220,728	$5,839,202	$3,949,395
Included: Change in fair value of prior year unvested equity for our CEO	($1,865,349)	($1,989,229)	$6,955,429	$1,247,779
Included: Change in fair value of prior award that vested in 2023 for our CEO	$290,430	($619,212)	$1,587,377	($1,840,921)
Other NEO Adjustments to SCT
Adjustments to SCT	2023	2022	2021	2020
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$1,700,002	$2,300,000	$1,866,667	$1,641,667
Included: Change in fair value of current year equity for Other NEOs	$1,490,207	$2,043,909	$1,981,805	$1,211,900
Included: Change in fair value of prior year unvested equity for Other NEOs	($807,394)	($608,361)	$2,153,528	$398,423
Included: Change in fair value of prior award that vested in 2023 for Other NEOs	$67,913	($219,719)	$570,659	($716,189)
Change in fair value of stock is based upon closing share prices on December 31, 2020, of $68.18, on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33 and on December 29, 2023, the last trading day of 2023, of $75.72.
(3)
TSR is the change in stock price from the last trading day prior to the earliest year in the table through the last trading day of the applicable year in the table. The Peer Group TSR is the TSR of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the TSR is calculated. See page 40 for our Peer Group.

(4)	Our Peer Group TSR value of initial fixed $100 investment is: $123.62 for 2020, $180.06 for 2021, $190.15 for 2022 and $257.98 for 2023.
(5)
We determined Adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2023, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA, please see the Non-GAAP Reconciliations.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The CEO for each of 2020, 2021, 2022 and 2023 was Jose R. Mas. The Other NEOs for each of 2020, 2021 and 2022 were Robert Apple, George Pita (CFO), and Alberto de Cardenas. The Other NEOs for 2023 were Robert E. Apple, Paul DiMarco (CFO), George Pita (who retired as CFO during 2023) and Alberto de Cardenas.

Peer Group Issuers, Footnote
(3)
TSR is the change in stock price from the last trading day prior to the earliest year in the table through the last trading day of the applicable year in the table. The Peer Group TSR is the TSR of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the TSR is calculated. See page 40 for our Peer Group.

(4)	Our Peer Group TSR value of initial fixed $100 investment is: $123.62 for 2020, $180.06 for 2021, $190.15 for 2022 and $257.98 for 2023.

PEO Total Compensation Amount	$ 9,603,683	$ 9,640,917	$ 9,122,897	$ 8,842,829
PEO Actually Paid Compensation Amount	$ 7,164,886	6,253,204	18,004,904	6,849,082
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT
Adjustments to SCT	2023	2022	2021	2020
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$7,000,000	$7,000,000	$5,500,000	$5,350,000
Included: Change in fair value of current year equity for our CEO	$6,136,122	$6,220,728	$5,839,202	$3,949,395
Included: Change in fair value of prior year unvested equity for our CEO	($1,865,349)	($1,989,229)	$6,955,429	$1,247,779
Included: Change in fair value of prior award that vested in 2023 for our CEO	$290,430	($619,212)	$1,587,377	($1,840,921)
Change in fair value of stock is based upon closing share prices on December 31, 2020, of $68.18, on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33 and on December 29, 2023, the last trading day of 2023, of $75.72.

Non-PEO NEO Average Total Compensation Amount	$ 2,799,775	3,575,026	3,501,026	3,180,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,850,500	2,490,855	6,340,351	2,432,921
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Other NEO Adjustments to SCT
Adjustments to SCT	2023	2022	2021	2020
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$1,700,002	$2,300,000	$1,866,667	$1,641,667
Included: Change in fair value of current year equity for Other NEOs	$1,490,207	$2,043,909	$1,981,805	$1,211,900
Included: Change in fair value of prior year unvested equity for Other NEOs	($807,394)	($608,361)	$2,153,528	$398,423
Included: Change in fair value of prior award that vested in 2023 for Other NEOs	$67,913	($219,719)	$570,659	($716,189)
Change in fair value of stock is based upon closing share prices on December 31, 2020, of $68.18, on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33 and on December 29, 2023, the last trading day of 2023, of $75.72.

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE
The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE
The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE
The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE
The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Tabular List, Table
PERFORMANCE MEASURES
The following table lists the most important financial measures used by us to link compensation actually paid to our named executive officers for 2023 to company performance.
Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital
Three Year Revenue Growth
Three Year Earnings per Share Growth

Total Shareholder Return Amount	$ 118.02	133	143.83	106.27
Peer Group Total Shareholder Return Amount	257.98	190.15	180.06	123.62
Net Income (Loss)	$ (47,300,000)	$ 33,900,000	$ 330,700,000	$ 322,700,000
Company Selected Measure Amount	860,300,000	780,600,000	939,100,000	799,900,000
PEO Name	Jose R. Mas	Jose R. Mas	Jose R. Mas	Jose R. Mas
Share Price			$ 92.28	$ 68.18	$ 75.72	$ 85.33
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2023, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA, please see the Non-GAAP Reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Three Year Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Three Year Earnings per Share Growth
PEO | Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,000,000)	$ (7,000,000)	$ (5,500,000)	$ (5,350,000)
PEO | Change in Fair Value of Current Year Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,136,122	6,220,728	5,839,202	3,949,395
PEO | Change in Fair Value of Prior Year Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,865,349)	(1,989,229)	6,955,429	1,247,779
PEO | Change in Fair Value of Prior Award that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,430	(619,212)	1,587,377	(1,840,921)
Non-PEO NEO | Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,700,002)	(2,300,000)	(1,866,667)	(1,641,667)
Non-PEO NEO | Change in Fair Value of Current Year Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,490,207	2,043,909	1,981,805	1,211,900
Non-PEO NEO | Change in Fair Value of Prior Year Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,394)	(608,361)	2,153,528	398,423
Non-PEO NEO | Change in Fair Value of Prior Award that Vested in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 67,913	$ (219,719)	$ 570,659	$ (716,189)